Fair Value Measurements - Schedule Of Financial Assets Measured At Fair Value On A Recurring Basis (Detail) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Fair Value, Recurring [Member] | Level 1 [Member] | Marketable Securities Held In Trust [Member]
Marketable securities held in Trust Account	$ 232,286,222	$ 231,919,897
XL Hybrids, Inc [Member]
Total liabilities	8,096,000	2,852,000
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member]
Total liabilities	8,096,000	2,852,000
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Derivative [Member]
Total liabilities	5,914,000	1,349,000
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Contingent Consideration [Member]
Total liabilities	2,182,000	1,503,000
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Level 1 [Member]
Total liabilities		0
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Level 1 [Member] | Derivative [Member]
Total liabilities		0
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Level 1 [Member] | Contingent Consideration [Member]
Total liabilities		0
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Level 2 [Member]
Total liabilities		0
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Level 2 [Member] | Derivative [Member]
Total liabilities		0
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Level 2 [Member] | Contingent Consideration [Member]
Total liabilities		0
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Level 3 [Member]
Total liabilities	8,096,000	2,852,000
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Level 3 [Member] | Derivative [Member]
Total liabilities	5,914,000	1,349,000
XL Hybrids, Inc [Member] | Fair Value, Recurring [Member] | Level 3 [Member] | Contingent Consideration [Member]
Total liabilities	$ 2,182,000	$ 1,503,000